Senior Unsecured Bonds - Summary of Senior Unsecured Bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2024 Bonds
Debt Instrument [Line Items]
Total	$ 100,000
Unsecured Bonds
Debt Instrument [Line Items]
Less Treasury bonds	0	$ (9,000)
Less deferred financing costs	(1,554)	(664)
Total	98,446	90,336
Unsecured Bonds | 2024 Bonds
Debt Instrument [Line Items]
Bond cost	100,000	0
Unsecured Bonds | 2020 Bonds
Debt Instrument [Line Items]
Bond cost	$ 0	$ 100,000